Warrant Liabilities (Details 1) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Warrant Liabilities [Abstract]
Stock price	4.14	0.28
Dividend yield
Risk-free rate	1.89%	1.28%
Expected term (in years)	1 year 6 months 29 days	2 years 6 months 29 days
Expected volatility	22.30%	23.60%